POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 1,589
1 Year
Disclosure of defined benefit plans [line items]
Future planned benefit payments	140
2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	141
2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	145
2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	149
2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	150
Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	864
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	1,485
Defined benefit pension plan | 1 Year
Disclosure of defined benefit plans [line items]
Future planned benefit payments	133
Defined benefit pension plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	134
Defined benefit pension plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	138
Defined benefit pension plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	142
Defined benefit pension plan | 2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	143
Defined benefit pension plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	795
Post-employment plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	104
Post-employment plan | 1 Year
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-employment plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-employment plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-employment plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-employment plan | 2025
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-employment plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 69